Stockholders' Equity (Deficiency) (Schedule of Warrants) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Warrant [Member]
Number of Shares
Balance Outstanding, April 30, 2013	23,144,005	9,090,292
Granted	8,714,519	18,325,553
Exercised		(4,231,840)
Forfeited		(40,000)
Expired
Balance Outstanding, April 30, 2014	31,858,524	23,144,005
Exercisable, April 30, 2014	31,858,524	18,249,528
Weighted Average Exercise Price
Balance Outstanding, April 30, 2013	$ 0.31	$ 0.46
Granted	$ 0.19	$ 0.26
Exercised		$ 0.19
Forfeited		$ 0.50
Expired
Balance Outstanding, April 30, 2014	$ 0.27	$ 0.31
Exercisable, April 30, 2014	$ 0.27	$ 0.31
Average Remaining Contractual Term
Balance Outstanding, April 30, 2014	4 years 10 months 24 days	4 years 7 months 6 days
Exercisable, April 30, 2014	4 years 10 months 24 days	4 years 7 months 6 days
Aggregate Intrinsic Value
Balance Outstanding, April 30, 2014
Exercisable, April 30, 2014